Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Variable Interest Entities
The following table provides a summary of the carrying value in our consolidated balance sheet, as well as our maximum loss exposure under guarantees for the unconsolidated subsidiaries that we have determined to be VIEs at December 31, 2013 and 2012, respectively (in millions):

	Carrying Value		Maximum Loss Exposure
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Investment in unconsolidated companies	$7.5	$54.7	$7.5	$54.7
Guarantee obligations (1)	$(18.4)	$(23.3)	$(112.8)	$(144.8)

(1)
We are party to guarantees of the third-party debt of these joint ventures, and our maximum loss exposure is equal to the maximum monetary obligation pursuant to the guarantee agreements. We have also recorded a liability for our probable future obligation under a guarantee to the lender of one of these ventures, which is included within the carrying value of our guarantee obligations. Pursuant to an agreement with the lender, we may make member loans to this joint venture that will reduce our maximum guarantee obligation, which is $13.4 million at December 31, 2013, on a dollar-for-dollar basis. The carrying value of our recorded guarantee obligations is included in other liabilities in our Consolidated Balance Sheets.

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Deferred leasing and other costs at December 31, 2013 and 2012, excluding such costs for properties classified as held-for-sale, were as follows (in thousands):

	2013	2012
Deferred leasing costs	$477,374	$466,856
Acquired lease-related intangible assets	383,654	403,018
	$861,028	$869,874

Accumulated amortization - deferred leasing costs	$(247,081)	$(236,335)
Accumulated amortization - acquired lease-related intangible assets	(146,968)	(135,712)
Total	$466,979	$497,827

Schedule of Future Amortized Expense and Charge to Rental Income
The expected future amortization, or charge to rental income, of acquired lease-related intangible assets is summarized in the table below (in thousands):

Year	Amortization Expense	Charge to Rental Income
2014	$54,623	$2,265
2015	41,420	1,741
2016	32,610	1,419
2017	26,159	1,176
2018	19,557	1,007
Thereafter	51,893	2,816
	$226,262	$10,424

Schedule of Increase to Interest Expense on the Exchangeable Notes
Interest expense was recognized on the Exchangeable Notes at an effective rate of 5.62%. The increase to interest expense (in thousands) on the Exchangeable Notes, which led to a corresponding decrease to net income, for the year ended December 31, 2011 is summarized as follows:

2011
Interest expense on Exchangeable Notes, excluding effect of accounting for convertible debt	$5,769
Effect of accounting for convertible debt	2,090
Total interest expense on Exchangeable Notes	$7,859

Schedule of Earnings Per Share, Basic and Diluted
The following table reconciles the components of basic and diluted net income (loss) per common share or Common Unit (in thousands):

	2013	2012	2011
General Partner
Net income (loss) attributable to common shareholders	$153,044	$(126,145)	$31,416
Less: Dividends on participating securities	(2,678)	(3,075)	(3,243)
Basic net income (loss) attributable to common shareholders	150,366	(129,220)	28,173
Noncontrolling interest in earnings of common unitholders	2,094	—	859
Diluted net income (loss) attributable to common shareholders	$152,460	$(129,220)	$29,032
Weighted average number of common shares outstanding	322,133	267,900	252,694
Weighted average Limited Partner Units outstanding	4,392	—	6,904
Other potential dilutive shares	187	—	—
Weighted average number of common shares and potential dilutive securities	326,712	267,900	259,598

Partnership
Net income (loss) attributable to common unitholders	$155,138	$(128,418)	$32,275
Less: Distributions on participating securities	(2,678)	(3,075)	(3,243)
Basic and diluted net loss attributable to common unitholders	$152,460	$(131,493)	$29,032
Weighted average number of Common Units outstanding	326,525	272,729	259,598
Other potential dilutive units	187	—	—
Weighted average number of Common Units and potential dilutive securities	326,712	272,729	259,598

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the data that is excluded from the computation of net income (loss) per common share or Common Unit as a result of being anti-dilutive (in thousands):

	2013	2012	2011
General Partner
Noncontrolling interest in loss of common unitholders	$—	$(2,273)	$—
Weighted average Limited Partner Units outstanding	—	4,829	—
General Partner and Partnership
Other potential dilutive shares or units:
Anti-dilutive outstanding potential shares or units under fixed stock option and other stock-based compensation plans	1,373	1,859	1,677
Anti-dilutive potential shares under the Exchangeable Notes	—	—	3,140
Outstanding participating securities	3,871	4,099	4,780

Reconciliation of Net Income to Taxable Income Before Dividends Paid Deduction
The following table reconciles the General Partner's net income (loss) to taxable income (loss) before the dividends paid deduction, and subject to the 90% distribution requirement, for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	2013	2012	2011
Net income (loss)	$196,549	$(75,868)	$96,309
Book/tax differences	49,383	148,462	(12,885)
Taxable income before the dividends paid deduction	245,932	72,594	83,424
Less: capital gains	(108,938)	—	—
Adjusted taxable income subject to the 90% distribution requirement	$136,994	$72,594	$83,424

Computation of Dividends Paid Deduction
The General Partner's dividends paid deduction is summarized below (in thousands):

	2013	2012	2011
Total Cash dividends paid	$251,914	$228,330	$232,203
Less: Return of capital	(2,507)	(152,670)	(144,208)
Dividends paid deduction	249,407	75,660	87,995
Less: Capital gain distributions	(108,938)	—	—
Dividends paid deduction attributable to adjusted taxable income subject to the 90% distribution requirement	$140,469	$75,660	$87,995

Summary of Tax Characterization of Dividends Paid
A summary of the tax characterization of the dividends paid by the General Partner for the years ended December 31, 2013, 2012 and 2011 follows:

	2013	2012	2011
Common Shares
Ordinary income	52.6%	14.1%	3.3%
Return of capital	4.4%	85.9%	96.7%
Capital gains	43.0%	—%	—%
	100.0%	100.0%	100.0%
Preferred Shares
Ordinary income	55.0%	100.0%	100.0%
Capital gains	45.0%	—%	—%
	100.0%	100.0%	100.0%